Income Taxes - Schedule of Income Tax Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Pre-tax (loss) income from continuing operations	$ (10,663)	$ 10,008	$ 13,375
Federal tax (benefit) expense, at statutory rates	(3,732)	3,503	4,681
State tax expense (benefit), net of federal tax effects	13	1,748	(173)
Entity restructuring reduction in state deferred tax assets	1,597
Non-deductible transaction costs	849
Permanent non-deductible expenses	203	241	97
Impact of equity investment income at statutory tax rate	128	575	476
Tax effect of uncertain tax position	(302)	86	152
Employment credits	(100)	(276)
Other	(63)
Reduction in gross deferred tax assets due to IRC Section 382 limitations		227	396
Decrease in valuation allowance			(86,533)
Total income tax (benefit) expense	$ (1,407)	$ 6,104	$ (80,904)